Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 414	$ 330
Work in process	117	0
Finished goods	157	0
Inventory	$ 688	$ 330